INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF THE COMPOSITION OF INVENTORY

The composition of inventories are as follows:

	As of December 31,
	2024	2023
Raw materials	$25,117	$48,422
Work-in-progress	4,484,021	4,615,592
Finished goods	525,800	363,733
Total	$5,034,938	$5,027,747